Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

6.	Related Party Transactions

At various times the majority shareholder pays the Company’s liabilities. The payments are recorded as a liability to the shareholder and is considered an unsecured demand note. The amounts due are non-interest bearing. We are dependent upon the shareholder funding our current cash flow needs, however there is no written commitment to fund future needs. The balance due to the shareholder is $3,819 as of December 31, 2011.